CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating activities
Profit before tax	$ 49,507,000	$ 33,243,000	$ 33,107,000
Adjustments for:
Finance costs	11,447,000	8,538,000	8,424,000
Interest income	(7,665,000)	(5,074,000)	(1,846,000)
Depreciation of property, plant and equipment	43,642,000	43,939,000	42,742,000
Depreciation of right-of-use assets	38,902,000	36,910,000	35,709,000
Amortization of intangible assets	107,000	123,000	106,000
Impairment loss, net of reversal - property, plant and equipment	1,236,000	2,308,000	(3,728,000)
Impairment loss, net of reversal - right-of-use assets	766,000	(2,355,000)	(3,916,000)
Impairment loss, net of reversal - goodwill			1,122,000
Impairment loss, net of reversal - intangible assets			1,600,000
Loss on disposal of property, plant and equipment and provision for early termination of leases	3,014,000	2,290,000	2,388,000
Net (gain) loss on lease termination	71,000	(1,476,000)	(2,161,000)
Loss on lease modification			366,000
Net gain arising on financial assets at fair value through profit or loss	(1,711,000)	(3,100,000)	(1,552,000)
Loss on disposal of a subsidiary (Note 37)			605,000
Other rental concessions			(596,000)
Net foreign exchange loss (gain)	(13,885,000)	20,501,000	7,378,000
Operating cash flows before movements in working capital	125,431,000	135,847,000	119,748,000
Increase in inventories	(4,954,000)	(1,759,000)	(3,778,000)
Increase in trade and other receivables and prepayments	(152,000)	(1,103,000)	(7,529,000)
Decrease (Increase) in rental and other deposits	(854,000)		19,000
Increase (Decrease) in trade payables	4,378,000	(3,687,000)	2,065,000
Increase in other payables	3,212,000	287,000	5,771,000
Increase in contract liabilities	516,000	1,245,000	7,187,000
Decrease in provisions	(688,000)		(150,000)
Increase in amounts due to related parties	779,000	487,000	66,000
Cash generated from operations	127,668,000	131,317,000	123,399,000
Income taxes paid, net of refunds	(13,020,000)	(11,621,000)	(9,354,000)
Net cash from operating activities	114,648,000	119,696,000	114,045,000
Investing activities
Interest received from bank deposits	5,336,000	4,052,000	1,370,000
Purchase of financial assets at fair value through profit or loss	(373,921,000)	(233,236,000)	(97,250,000)
Redemption of financial assets at fair value through profit or loss	375,632,000	236,336,000	98,816,000
Purchase of property, plant and equipment	(53,157,000)	(34,742,000)	(32,801,000)
Proceeds on disposals of property, plant and equipment	142,000	134,000	1,790,000
Purchase of intangible assets	(135,000)		(173,000)
Payments for rental deposits	(4,215,000)	(2,027,000)	(1,949,000)
Refund of rental deposits	209,000	1,867,000	446,000
Proceeds from disposal of a subsidiary (Note 37)			17,389,000
Withdrawal of pledged bank deposits	200,000		587,000
Placement of time deposits with original maturity over three months	(127,400,000)
Net cash used in investing activities	(177,309,000)	(27,616,000)	(11,775,000)
Financing activities
Repayments of bank borrowings			(562,000)
Repayments of lease liabilities	(51,035,000)	(43,536,000)	(43,425,000)
Proceeds from issue of share of the Company		56,113,000
Capital injection from non-controlling interests			200,000
Net cash (used in) from financing activities	(51,035,000)	12,577,000	(43,787,000)
Net increase (decrease) in cash and cash equivalents	(113,696,000)	104,657,000	58,483,000
Cash and cash equivalents at beginning of the year	254,719,000	152,908,000	93,878,000
Effect of foreign exchange rate changes	3,567,000	(2,846,000)	547,000
Cash and cash equivalents at end of the year	144,590,000	254,719,000	152,908,000
Bank balances and cash (Note 19)	271,990,000	254,719,000	$ 152,908,000
Less: time deposits with original maturity over three months	$ (127,400,000)	$ 0